May 12, 2004

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	United Investors Annuity Variable Account (File No. 33-12000)

Rule 497(j) Certification

Commissioners:

On behalf of United Investors Annuity Variable Account (the “Account”) and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2004 that were used in connection with the offering by United Investors Life Insurance Company (the “Company”) of certain deferred variable annuity insurance policies funded through the Account, the Company hereby certifies that:

(1)	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from that contained in Post-Effective Amendment No. 21 to the Account’s registration statement under the 1933 Act (“PEA 21”) on Form N-4, as filed with the Commission on April 30, 2004; and

(2)	the text of PEA 21 has been filed with the Commission electronically.

Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

UNITED INVESTORS LIFE INSURANCE COMPANY

By:	/s/ John H. Livingston
John H. Livingston, Esquire Secretary and Counsel

JHL: dk

cc: Frederick R. Bellamy